Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) (Employees Stock Option Scheme)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	58,080,400	[1]	57,116,000	[1]	91,642,000	[1]
Equity shares allocated for grant under the plan	100,000,000		0		0
Options granted	(47,060,000)		0		(35,603,250)
Forfeited/lapsed	1,100,900	[1]	964,400	[1]	1,077,250	[1]
Options available to be granted, end of period	112,121,300		58,080,400	[1]	57,116,000	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.